UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 72.9%
COMMON STOCKS: 72.8%
CONSUMER DISCRETIONARY: 6.7%
Accor SA	63	$1,678
Arbitron, Inc.	115	3,804
BorgWarner, Inc. (a)	21	1,271
Cinemark Holdings, Inc.	424	8,005
Comcast Corp, Class A	737	15,249
Darden Restaurants, Inc.	17	727
Denso Corp.	87	2,797
DeVry, Inc.	140	5,174
DISH Network Corp., Class A (a)	562	14,084
Electrolux AB, Series B	95	1,397
Expedia, Inc.	40	1,030
GameStop Corp., Class A (a)	13	300
Gannett Co, Inc.	610	5,813
Hanesbrands, Inc. (a)	175	4,377
Hennes & Mauritz AB, B Shares	89	2,665
Home Depot, Inc.	325	10,683
International Game Technology	360	5,231
Interpublic Group of Cos., Inc., The	700	5,040
Johnson Controls, Inc.	316	8,333
KB Home	400	2,344
Lowe’s Cos., Inc.	54	1,044
Macy’s, Inc.	11	290
McDonald’s Corp.	118	10,363
Meredith Corp.	125	2,830
Mohawk Industries, Inc. (a)	110	4,720
Newell Rubbermaid, Inc.	335	3,976
News Corp., Class A	1,684	26,051
NIKE, Inc., Class B	120	10,261
Nordstrom, Inc.	95	4,340
Pulte Group, Inc. (a)	740	2,923
Royal Caribbean Cruises, Ltd.	250	5,410
Scripps Networks Interactive, Class A	725	26,948
SES SA	683	16,621
Sharp Corp./Japan	215	1,806
Skullcandy, Inc. (a)	13	184
Sotheby’s	55	1,516
Staples, Inc.	191	2,540
Target Corp.	1,194	58,554
Tiffany & Co.	25	1,521
Time Warner Cable, Inc.	313	19,616
Time Warner, Inc.	637	19,091
Toll Brothers, Inc. (a)	155	2,237
Washington Post Co., The, Class B	8	2,615

		325,459

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES: 6.5%
Carrefour SA	63	$1,435
Coca-Cola Co., The	191	12,904
Corn Products International, Inc.	65	2,551
Cosan, Ltd., Class A	63	597
CVS Caremark Corp.	1,085	36,434
Danone	19	1,168
Energizer Holdings, Inc. (a)	35	2,325
HJ Heinz Co.	284	14,336
JM Smucker Co., The	222	16,182
Kellogg Co.	281	14,946
Kimberly-Clark Corp.	244	17,326
L’Oreal SA	22	2,146
McCormick & Co., Inc.	1,062	49,022
Natura Cosmeticos SA	89	1,515
PepsiCo, Inc.	224	13,866
Procter & Gamble Co., The	1,164	73,542
Safeway, Inc.	425	7,068
Sysco Corp.	1,183	30,640
Tesco PLC	287	1,681
Unilever PLC, ADR	245	7,642
United Natural Foods, Inc. (a)	79	2,926
WD-40 Co.	305	12,150

		322,402

ENERGY: 8.7%
Apache Corp.	82	6,580
Baker Hughes, Inc.	77	3,554
BG Group PLC, ADR	359	34,249
Canadian Natural Resources, Ltd.	12	351
Cimarex Energy Co.	382	21,277
ConocoPhillips	379	23,998
Contango Oil & Gas Co. (a)	55	3,009
El Paso Corp.	1,147	20,050
Energen Corp.	460	18,809
Energy XXI Bermuda, Ltd. (a)	120	2,574
Enerplus Corp.	971	23,828
Ensco PLC , ADR	90	3,639
EQT Corp.	82	4,376
Kinder Morgan Management LLC	804	47,187
Newfield Exploration Co. (a)	790	31,355

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Noble Corp. (a)	358	$10,507
Noble Energy, Inc.	230	16,284
Penn West Petroleum, Ltd.	20	297
Petroleo Brasileiro SA, ADR	220	4,939
Plains Exploration & Production Co. (a)	270	6,132
Provident Energy, Ltd.	841	6,863
Quicksilver Resources, Inc. (a)	569	4,313
Range Resources Corp.	15	877
Rosetta Resources, Inc. (a)	17	582
Royal Dutch Shell PLC, ADR	284	17,472
Sasol Ltd., ADR	19	771
Seadrill, Ltd.	741	20,400
Spectra Energy Corp.	1,223	30,000
Statoil ASA, ADR	989	21,313
Suncor Energy, Inc.	345	8,777
W&T Offshore, Inc.	700	9,632
Weatherford International, Ltd. (a)	586	7,155
Williams Cos., Inc., The	516	12,558

		423,708

FINANCIALS: 9.4%
Aflac, Inc.	215	7,514
American Express Co.	305	13,695
Annaly Capital Management, Inc., REIT	856	14,235
Artio Global Investors, Inc.	495	3,940
Banco Bradesco SA, ADR	95	1,405
Bank of Montreal	176	9,830
Bank of New York Mellon Corp., The	374	6,953
BlackRock, Inc.	169	25,014
British Land Co. PLC, REIT	143	1,053
CB Richard Ellis Group, Inc., Class A (a)	395	5,317
Charles Schwab Corp., The	3,166	35,681
Cincinnati Financial Corp.	492	12,954
City National Corp.	55	2,077
Digital Realty Trust, Inc., REIT	289	15,941
First American Financial Corp.	565	7,232
First Horizon National Corp.	725	4,321
Glacier Bancorp, Inc.	105	984
Growthpoint Properties, Ltd.	463	1,016
HCP, Inc., REIT	537	18,827
Hospitality Properties Trust, REIT	843	17,897
Janus Capital Group, Inc.	970	5,820

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
Jones Lang LaSalle, Inc.	110	$5,699
JPMorgan Chase & Co.	1,026	30,903
KKR & Co., LP	250	2,600
Lazard, Ltd., LP, Class A	265	5,592
Loews Corp.	297	10,261
Marsh & McLennan Cos., Inc.	488	12,952
MetLife, Inc.	265	7,423
Och-Ziff Capital Mgmt. Group, LP, Class A	34	310
Pinnacle Financial Partners, Inc. (a)	310	3,391
Plum Creek Timber Co., Inc., REIT	25	868
Potlatch Corp., REIT	63	1,986
Progressive Corp., The	2,263	40,191
Royal Bank of Canada	485	22,174
Royal Bank of Canada (Canadian)	33	1,513
SEI Investments Co.	1,120	17,226
State Street Corp.	307	9,873
Tower Group, Inc.	185	4,229
Travelers Cos., Inc., The	221	10,769
U.S. Bancorp	924	21,751
Valley National Bancorp	843	8,927
Wells Fargo & Co.	1,003	24,192
Westpac Banking Corp.	85	1,646
Willis Group Holdings PLC	50	1,719

		457,901

HEALTH CARE: 10.7%
Abbott Laboratories	975	49,862
Amgen, Inc.	39	2,143
Baxter International, Inc.	127	7,130
Becton Dickinson & Co.	392	28,741
Bio-Rad Laboratories, Inc., Class A (a)	70	6,354
Bristol-Myers Squibb Co.	445	13,964
Charles River Laboratories Intl., Inc. (a)	105	3,005
Covidien PLC	520	22,932
Cyberonics, Inc. (a)	95	2,689
Eli Lilly & Co.	387	14,307
Furiex Pharmaceutical, Inc. (a)	115	1,636
Genomic Health, Inc. (a)	115	2,528
Gen-Probe, Inc. (a)	285	16,316
Gilead Sciences, Inc. (a)	443	17,188
GlaxoSmithKline PLC, ADR	555	22,916
Hospira, Inc. (a)	750	27,750

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
Human Genome Sciences, Inc. (a)	14	$178
Johnson & Johnson	629	40,074
LHC Group, Inc. (a)	145	2,474
Life Technologies Corp. (a)	48	1,845
Merck & Co., Inc.	1,080	35,327
Mylan, Inc. (a)	153	2,601
Novartis AG	127	7,094
Novartis AG, ADR	514	28,666
Novo Nordisk A/S, B Shares	79	7,879
Novo Nordisk A/S, B Shares, ADR	154	15,326
Olympus Corp.	102	3,148
Patterson Cos., Inc.	200	5,726
Pfizer, Inc.	1,231	21,764
Roche Holding AG	63	10,175
Roche Holding AG, ADR	597	24,011
Salix Pharmaceuticals, Ltd. (a)	85	2,516
Smith & Nephew PLC	207	1,862
St. Jude Medical, Inc.	14	507
Symmetry Medical, Inc. (a)	260	2,007
Teleflex, Inc.	655	35,219
Teva Pharmaceutical Industries, Ltd., ADR	83	3,089
Thermo Fisher Scientific, Inc. (a)	10	506
Valeant Pharmaceuticals International	265	9,837
VCA Antech, Inc. (a)	320	5,114
Waters Corp. (a)	47	3,548
WellPoint, Inc.	136	8,878
Zimmer Holdings, Inc. (a)	85	4,548

		523,380

INDUSTRIALS: 8.4%
3M Co.	329	23,619
ABB, Ltd. (a)	95	1,625
Abengoa SA	63	1,335
Ameresco, Inc., Class A (a)	48	488
Atlas Copco AB, A Shares	175	3,098
Brady Corp., Class A	175	4,625
Brink’s Co., The.	145	3,380
Canadian National Railway Co.	175	11,652
Canadian Pacific Railway, Ltd.	31	1,495
CCR SA	55	1,432
Cooper Industries PLC	210	9,685
Cummins, Inc.	35	2,858

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Danaher Corp.	1,196	$50,160
Deere & Co.	96	6,199
Deutsche Post AG	143	1,831
Dun & Bradstreet Corp.	65	3,982
East Japan Railway Co.	65	3,941
Eaton Corp.	63	2,237
Emerson Electric Co.	408	16,854
Expeditors International of Washington, Inc.	54	2,190
General Electric Co.	974	14,844
Herman Miller, Inc.	922	16,467
Honeywell International, Inc.	353	15,500
ICF International, Inc. (a)	435	8,182
IDEX Corp.	135	4,207
Illinois Tool Works, Inc.	300	12,480
Ingersoll-Rand PLC	48	1,348
Insperity, Inc.	200	4,450
Interface, Inc., Class A	340	4,032
Iron Mountain, Inc.	550	17,391
Kurita Water Industries, Ltd.	109	3,056
Mitsubishi Electric Corp.	267	2,365
Mitsui OSK Lines, Ltd.	267	1,029
MTR Corp.	826	2,478
Nordson Corp.	53	2,106
Pentair, Inc.	252	8,067
PostNL NV (a)	143	626
Royal Philips	95	1,704
Royal Philips (Netherlands)	12	215
RR Donnelley & Sons, Co.	1,168	16,492
Schneider Electric SA	18	963
Siemens AG	20	1,799
Simpson Manufacturing Co., Inc.	105	2,618
Skanska AB, B Shares	63	872
SKF AB, B Shares	143	2,694
Stanley Black & Decker, Inc.	77	3,781
Tennant Co.	48	1,698
Timken Co.	45	1,477
TNT Express NV	143	1,000
United Parcel Service, Inc., Class B	270	17,051
Verisk Analytics, Inc. (a)	250	8,693
Vestas Wind Systems A/S (a)	111	1,799
Volvo AB, B Shares	95	932
Waste Management, Inc.	1,639	53,365

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
WW Grainger, Inc.	129	$19,290

		407,757

INFORMATION TECHNOLOGY: 11.3%
Accenture PLC., Class A	240	12,643
Adobe Systems, Inc. (a)	79	1,909
Altera Corp.	714	22,512
Anixter International, Inc.	455	21,585
Applied Materials, Inc.	191	1,977
Autodesk, Inc. (a)	90	2,500
BMC Software, Inc. (a)	30	1,157
Brocade Communications Systems, Inc. (a)	1,210	5,227
Canon, Inc.	128	5,812
Ceragon Networks, Ltd. (a)	485	4,632
Ciena Corp. (a)	360	4,032
Cisco Systems, Inc.	767	11,881
Citrix Systems, Inc. (a)	2	109
Clicksoftware Technologies, Ltd.	325	2,532
Cognizant Technology Solutions, Class A (a)	18	1,129
Cree, Inc. (a)	63	1,637
DragonWave, Inc. (a)	510	1,683
eBay, Inc. (a)	95	2,802
Electronics for Imaging, Inc. (a)	90	1,212
EMC Corp. (a)	321	6,738
EZchip Semiconductor, Ltd. (a)	100	3,322
F5 Networks, Inc. (a)	3	213
Fair Isaac Corp.	235	5,130
Finisar Corp. (a)	630	11,050
Google, Inc., Class A (a)	149	76,643
Harmonic, Inc. (a)	905	3,855
Hewlett-Packard Co.	1,109	24,897
IBM	163	28,530
Intel Corp.	1,164	24,828
Intuit, Inc. (a)	106	5,029
Itron, Inc. (a)	33	974
Juniper Networks, Inc. (a)	26	449
MasterCard, Inc., Class A	134	42,499
Maxim Integrated Products, Inc.	589	13,741
Mentor Graphics Corp. (a)	275	2,646
Microchip Technology, Inc.	562	17,484
Microsoft Corp.	494	12,296
MIPS Technologies, Inc. (a)	435	2,105

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Motorola Solutions, Inc. (a)	250	$10,475
National Instruments Corp.	837	19,134
NetApp, Inc. (a)	75	2,546
Oracle Corp.	46	1,322
Paychex, Inc.	835	22,019
PMC - Sierra, Inc. (a)	505	3,020
Qualcomm, Inc.	457	22,224
Quest Software, Inc. (a)	170	2,700
Riverbed Technology, Inc. (a)	44	878
Solarworld AG	175	724
TE Connectivity, Ltd.	307	8,639
Tellabs, Inc.	965	4,140
Teradata Corp. (a)	10	535
Texas Instruments, Inc.	1,143	30,461
TSMC, ADR	55	629
VeriSign, Inc.	595	17,022
Websense, Inc. (a)	210	3,632
Xerox Corp	1,743	12,148

		551,648

MATERIALS: 3.0%
Air Liquide SA	15	1,752
Air Products & Chemicals, Inc.	170	12,983
Calgon Carbon Corp. (a)	320	4,662
Crown Holdings, Inc. (a)	257	7,867
Ecolab, Inc.	624	30,507
International Paper Co.	544	12,648
Johnson Matthey PLC	47	1,153
MeadWestvaco Corp.	511	12,550
Novozymes A/S, ADR	61	8,707
Novozymes A/S, B Shares	31	4,408
Nucor Corp.	85	2,689
Potash Corp. of Saskatchewan, Inc.	13	562
Praxair, Inc.	341	31,877
Rio Tinto PLC, ADR	46	2,028
Schnitzer Steel Industries, Inc., Class A	36	1,325
Sims Metal Management, Ltd.	88	1,056
Sonoco Products Co.	31	875
Svenska Cellulosa AB, B Shares	239	2,910
Syngenta AG, ADR	42	2,179
Teijin, Ltd.	434	1,560
Umicore SA	31	1,124

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
MATERIALS, continued
Vale SA, ADR	23	$523

		145,945

TELECOMMUNICATION SERVICES: 2.9%
America Movil SAB de CV, Series L, ADR	156	3,444
American Tower Corp., Class A (a)	104	5,595
AT&T, Inc.	1,012	28,862
BCE, Inc.	223	8,354
CenturyLink, Inc.	332	10,996
China Mobile, Ltd.	500	4,891
Portugal Telecom SGPS SA	98	720
Telefonica SA	367	7,033
Telefonica SA, ADR	1,204	23,020
Verizon Communications, Inc.	250	9,200
Vodafone Group PLC, ADR	1,011	25,932
Windstream Corp.	1,273	14,844

		142,891

UTILITIES: 5.2%
Acciona SA	15	1,265
AGL Resources, Inc.	370	15,074
American Water Works Co., Inc.	1,129	34,073
Enel Green Power SpA	735	1,675
Hyflux, Ltd.	1,521	1,716
Iberdrola SA	143	967
MDU Resources Group, Inc.	870	16,695
National Grid PLC	399	3,955
National Grid PLC, ADR	410	20,336
NiSource, Inc.	1,833	39,190
Northeast Utilities	434	14,604
Northwest Natural Gas Co.	225	9,923
OGE Energy Corp.	2	96
Oneok, Inc.	530	35,001
Ormat Technologies, Inc.	111	1,785
Portland General Electric Co.	95	2,251
Questar Corp.	1,630	28,867
Red Electrica Corp. SA	47	2,142
Sempra Energy	287	14,781
Severn Trent PLC	111	2,652
SSE PLC	143	2,869
Veolia Environnement SA, ADR	12	174
Verbund AG	47	1,352

		251,443

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
TOTAL COMMON STOCKS (Cost $3,676,475)		$3,552,534

PREFERRED STOCK: 0.1%
CONSUMER STAPLES: 0.1%
Henkel AG & Co KGaA	36	1,914

FINANCIALS: 0.0%
Itau Unibanco Holding SA, ADR	63	978

TOTAL PREFERRED STOCK (Cost $3,784)		2,892

TOTAL STOCKS (Cost $3,680,259)		3,555,426

AFFILIATED INVESTMENT COMPANIES: 21.8%
Pax MSCI EAFE ESG Index ETF	5,122	103,695
Pax MSCI North America ESG Index ETF	10,899	272,349
Pax World Balanced Fund (b)	10,001	204,218
Pax World Global Green Fund (b)	9,558	76,175
Pax World High Yield Bond Fund (b)	11,476	81,707
Pax World International Fund (b)	44,559	328,396

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,157,222)		1,066,540

NON-AFFILIATED INVESTMENT COMPANIES: 4.5%
Schroder Emerging Market Equity Fund (c)	20,442	221,589

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $285,241)		221,589

REPURCHASE AGREEMENT: 8.4%
State Street Repo, 0.010%, 10/03/11 (collateralized by Freddie Mac, 0.900%, due 09/12/14, principal amount $420,000; market value $420,617)
TOTAL REPURCHASE AGREEMENT (Cost $410,000)	$410,000	410,000

ESG Managers™ Aggressive Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
TOTAL INVESTMENTS: 107.6% (Cost $5,532,722)		$5,253,555
Other assets and liabilities - (Net):- 7.6%		(372,683)

Net Assets: 100.0%		$4,880,872

(a)	Non income producing security.
(b)	Institutional Class shares
(c)	Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 56.3%
COMMON STOCKS: 56.3%
CONSUMER DISCRETIONARY: 5.2%
Accor SA	78	$2,077
Arbitron, Inc.	175	5,789
BorgWarner, Inc. (a)	30	1,816
Cinemark Holdings, Inc.	598	11,290
Comcast Corp, Class A	1,070	22,138
Darden Restaurants, Inc.	23	983
Denso Corp.	136	4,372
DeVry, Inc.	205	7,577
DISH Network Corp., Class A (a)	835	20,925
Electrolux AB, Series B	131	1,926
Expedia, Inc.	56	1,442
GameStop Corp., Class A (a)	17	393
Gannett Co, Inc.	915	8,720
Hanesbrands, Inc. (a)	265	6,628
Hennes & Mauritz AB, B Shares	116	3,473
Home Depot, Inc.	458	15,054
International Game Technology	540	7,846
Interpublic Group of Cos., Inc., The	1,045	7,524
Johnson Controls, Inc.	457	12,051
KB Home	600	3,516
Lowe’s Cos., Inc.	76	1,470
Macy’s, Inc.	15	395
McDonald’s Corp.	169	14,842
Meredith Corp.	185	4,188
Mohawk Industries, Inc. (a)	165	7,080
Newell Rubbermaid, Inc.	510	6,054
News Corp., Class A	2,443	37,793
NIKE, Inc., Class B	175	14,964
Nordstrom, Inc.	145	6,624
Pulte Group, Inc. (a)	1,115	4,404
Royal Caribbean Cruises, Ltd.	375	8,115
Scripps Networks Interactive, Class A	998	37,096
SES SA	861	20,953
Sharp Corp./Japan	340	2,856
Skullcandy, Inc. (a)	16	226
Sotheby’s	90	2,481
Staples, Inc.	240	3,192
Target Corp.	1,711	83,907
Tiffany & Co.	40	2,433
Time Warner Cable, Inc.	455	28,515
Time Warner, Inc.	944	28,292
Toll Brothers, Inc. (a)	235	3,391
Washington Post Co., The, Class B	12	3,925

		468,736

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES: 5.2%
Carrefour SA	80	$1,822
Coca-Cola Co., The	288	19,457
Corn Products International, Inc.	91	3,571
Cosan, Ltd., Class A	87	824
CVS Caremark Corp.	1,593	53,493
Danone	26	1,598
Energizer Holdings, Inc. (a)	50	3,322
HJ Heinz Co.	399	20,142
JM Smucker Co., The	347	25,293
Kellogg Co.	412	21,914
Kimberly-Clark Corp.	364	25,848
L’Oreal SA	30	2,927
McCormick & Co., Inc.	1,516	69,979
Natura Cosmeticos SA	123	2,093
PepsiCo, Inc.	340	21,046
Procter & Gamble Co., The	1,672	105,637
Safeway, Inc.	646	10,743
Sysco Corp.	1,755	45,455
Tesco PLC	349	2,044
Unilever PLC, ADR	360	11,228
United Natural Foods, Inc. (a)	100	3,704
WD-40 Co.	380	15,138

		467,278

ENERGY: 6.6%
Apache Corp.	117	9,388
Baker Hughes, Inc.	107	4,939
BG Group PLC, ADR	490	46,746
Canadian Natural Resources, Ltd.	16	468
Cimarex Energy Co.	527	29,354
ConocoPhillips	561	35,523
Contango Oil & Gas Co. (a)	80	4,377
El Paso Corp.	1,704	29,786
Energen Corp.	660	26,987
Energy XXI Bermuda, Ltd. (a)	180	3,861
Enerplus Corp.	1,367	33,546
Ensco PLC , ADR	125	5,054
EQT Corp.	115	6,136
Kinder Morgan Management LLC	1,134	66,555
Newfield Exploration Co. (a)	1,090	43,262

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Noble Corp. (a)	530	$15,556
Noble Energy, Inc.	317	22,444
Penn West Petroleum, Ltd.	28	415
Petroleo Brasileiro SA, ADR	303	6,802
Plains Exploration & Production Co. (a)	350	7,949
Provident Energy, Ltd.	1,187	9,686
Quicksilver Resources, Inc. (a)	846	6,413
Range Resources Corp.	21	1,228
Rosetta Resources, Inc. (a)	24	821
Royal Dutch Shell PLC, ADR	421	25,900
Sasol Ltd., ADR	27	1,096
Seadrill, Ltd.	1,046	28,796
Spectra Energy Corp.	1,712	41,995
Statoil ASA, ADR	1,392	29,998
Suncor Energy, Inc.	506	12,873
W&T Offshore, Inc.	945	13,003
Weatherford International, Ltd. (a)	796	9,719
Williams Cos., Inc., The	725	17,646

		598,322

FINANCIALS: 7.4%
Aflac, Inc.	315	11,009
American Express Co.	460	20,654
Annaly Capital Management, Inc., REIT	1,207	20,072
Artio Global Investors, Inc.	745	5,930
Banco Bradesco SA, ADR	120	1,775
Bank of Montreal	248	13,851
Bank of New York Mellon Corp., The	519	9,648
BlackRock, Inc.	232	34,338
British Land Co. PLC, REIT	175	1,289
CB Richard Ellis Group, Inc., Class A (a)	590	7,941
Charles Schwab Corp., The	4,680	52,744
Cincinnati Financial Corp.	691	18,194
City National Corp.	85	3,210
Digital Realty Trust, Inc., REIT	407	22,450
First American Financial Corp.	845	10,816
First Horizon National Corp.	1,090	6,496
Glacier Bancorp, Inc.	110	1,031
Growthpoint Properties, Ltd.	554	1,216
HCP, Inc., REIT	754	26,435
Hospitality Properties Trust, REIT	1,189	25,242
IntercontinentalExchange, Inc. (a)	15	1,774

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
Janus Capital Group, Inc.	1,450	$8,700
Jones Lang LaSalle, Inc.	160	8,290
JPMorgan Chase & Co.	1,513	45,572
KKR & Co., LP	375	3,900
Lazard, Ltd., LP, Class A	395	8,335
Loews Corp.	445	15,375
Marsh & McLennan Cos., Inc.	684	18,153
MetLife, Inc.	393	11,008
Och-Ziff Capital Mgmt. Group, LP, Class A	48	438
Pinnacle Financial Partners, Inc. (a)	465	5,087
Plum Creek Timber Co., Inc., REIT	35	1,215
Potlatch Corp., REIT	87	2,742
Progressive Corp., The	3,143	55,820
Royal Bank of Canada	680	31,090
Royal Bank of Canada (Canadian)	48	2,201
SEI Investments Co.	1,625	24,993
State Street Corp.	462	14,858
Tower Group, Inc.	275	6,287
Travelers Cos., Inc., The	337	16,422
U.S. Bancorp	1,387	32,650
Unibail-Rodamco SE, REIT	15	2,677
Valley National Bancorp	1,187	12,570
Wells Fargo & Co.	1,491	35,963
Westpac Banking Corp.	146	2,827
Willis Group Holdings PLC	69	2,371

		665,659

HEALTH CARE: 8.3%
Abbott Laboratories	1,406	71,903
Amgen, Inc.	54	2,967
Baxter International, Inc.	157	8,814
Becton Dickinson & Co.	553	40,546
Bio-Rad Laboratories, Inc., Class A (a)	115	10,439
Bristol-Myers Squibb Co.	627	19,675
Charles River Laboratories Intl., Inc. (a)	125	3,578
Covidien PLC	741	32,678
Cyberonics, Inc. (a)	145	4,104
Eli Lilly & Co.	545	20,149
Furiex Pharmaceutical, Inc. (a)	170	2,419
Genomic Health, Inc. (a)	175	3,847
Gen-Probe, Inc. (a)	395	22,614
Gilead Sciences, Inc. (a)	701	27,199

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
GlaxoSmithKline PLC, ADR	780	$32,206
Hospira, Inc. (a)	1,034	38,258
Human Genome Sciences, Inc. (a)	19	241
Johnson & Johnson	913	58,167
LHC Group, Inc. (a)	215	3,668
Life Technologies Corp. (a)	70	2,690
Merck & Co., Inc.	1,560	51,028
Mylan, Inc. (a)	213	3,621
Novartis AG	157	8,770
Novartis AG, ADR	765	42,664
Novo Nordisk A/S, B Shares	100	9,973
Novo Nordisk A/S, B Shares, ADR	206	20,501
Olympus Corp.	175	5,401
Patterson Cos., Inc.	255	7,301
Pfizer, Inc.	1,795	31,736
Roche Holding AG	91	14,698
Roche Holding AG, ADR	824	33,141
Salix Pharmaceuticals, Ltd. (a)	125	3,700
Smith & Nephew PLC	262	2,357
St. Jude Medical, Inc.	19	688
Symmetry Medical, Inc. (a)	435	3,358
Teleflex, Inc.	960	51,619
Teva Pharmaceutical Industries, Ltd., ADR	116	4,318
Thermo Fisher Scientific, Inc. (a)	13	658
Valeant Pharmaceuticals International	400	14,848
VCA Antech, Inc. (a)	485	7,750
Waters Corp. (a)	57	4,303
WellPoint, Inc.	197	12,859
Zimmer Holdings, Inc. (a)	130	6,954

		748,408

INDUSTRIALS: 6.4%
3M Co.	450	32,306
ABB, Ltd. (a)	131	2,241
Abengoa SA	88	1,865
Ameresco, Inc., Class A (a)	70	711
Atlas Copco AB, A Shares	209	3,699
Brady Corp., Class A	265	7,004
Brink’s Co., The.	220	5,128
Canadian National Railway Co.	253	16,845
Canadian Pacific Railway, Ltd.	40	1,928
CCR SA	79	2,057

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Cooper Industries PLC	315	$14,528
Cummins, Inc.	52	4,246
Danaher Corp.	1,739	72,934
Deere & Co.	134	8,652
Deutsche Post AG	175	2,240
Dun & Bradstreet Corp.	98	6,003
East Japan Railway Co.	101	6,123
Eaton Corp.	89	3,160
Emerson Electric Co.	617	25,488
Expeditors International of Washington, Inc.	76	3,082
General Electric Co.	1,447	22,052
Herman Miller, Inc.	1,374	24,540
Honeywell International, Inc.	514	22,570
ICF International, Inc. (a)	564	10,609
IDEX Corp.	205	6,388
Illinois Tool Works, Inc.	445	18,512
Ingersoll-Rand PLC	67	1,882
Insperity, Inc.	295	6,564
Interface, Inc., Class A	510	6,049
Iron Mountain, Inc.	760	24,031
Kurita Water Industries, Ltd.	170	4,766
Mitsubishi Electric Corp.	350	3,100
Mitsui OSK Lines, Ltd.	350	1,349
MTR Corp.	1,009	3,027
Nordson Corp.	73	2,901
Pentair, Inc.	319	10,211
PostNL NV (a)	175	765
Royal Philips	122	2,189
Royal Philips (Netherlands)	17	305
RR Donnelley & Sons, Co.	1,648	23,270
Schneider Electric SA	26	1,391
Siemens AG	30	2,699
Simpson Manufacturing Co., Inc.	170	4,238
Skanska AB, B Shares	76	1,052
SKF AB, B Shares	186	3,505
Stanley Black & Decker, Inc.	112	5,499
Tennant Co.	70	2,476
Timken Co.	63	2,068
TNT Express NV	175	1,224
United Parcel Service, Inc., Class B	395	24,944
Verisk Analytics, Inc. (a)	320	11,126
Vestas Wind Systems A/S (a)	140	2,269

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Volvo AB, B Shares	120	$1,179
Waste Management, Inc.	2,110	68,702
WW Grainger, Inc.	177	26,468

		574,160

INFORMATION TECHNOLOGY: 8.8%
Accenture PLC., Class A	350	18,438
Adobe Systems, Inc. (a)	100	2,417
Altera Corp.	1,026	32,350
Anixter International, Inc.	630	29,887
Applied Materials, Inc.	240	2,484
Autodesk, Inc. (a)	111	3,084
BMC Software, Inc. (a)	42	1,620
Brocade Communications Systems, Inc. (a)	1,815	7,841
Canon, Inc.	212	9,626
Ceragon Networks, Ltd. (a)	725	6,924
Ciena Corp. (a)	545	6,104
Cisco Systems, Inc.	987	15,289
Citrix Systems, Inc. (a)	3	164
Clicksoftware Technologies, Ltd.	490	3,817
Cognizant Technology Solutions, Class A (a)	25	1,568
Cree, Inc. (a)	78	2,026
DragonWave, Inc. (a)	765	2,525
eBay, Inc. (a)	113	3,332
Electronics for Imaging, Inc. (a)	90	1,212
EMC Corp. (a)	450	9,446
EZchip Semiconductor, Ltd. (a)	150	4,983
F5 Networks, Inc. (a)	4	284
Fair Isaac Corp.	355	7,750
Finisar Corp. (a)	945	16,575
Google, Inc., Class A (a)	213	109,563
Harmonic, Inc. (a)	1,365	5,815
Hewlett-Packard Co.	1,676	37,626
IBM	229	40,082
Intel Corp.	1,622	34,597
Intuit, Inc. (a)	148	7,021
Itron, Inc. (a)	48	1,416
Juniper Networks, Inc. (a)	37	639
MasterCard, Inc., Class A	195	61,846
Maxim Integrated Products, Inc.	831	19,387
Mentor Graphics Corp. (a)	415	3,992
Microchip Technology, Inc.	790	24,577

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Microsoft Corp.	771	$19,190
MIPS Technologies, Inc. (a)	655	3,170
Motorola Solutions, Inc. (a)	400	16,760
National Instruments Corp.	1,148	26,243
NetApp, Inc. (a)	96	3,258
Oracle Corp.	64	1,839
Paychex, Inc.	1,200	31,644
PMC - Sierra, Inc. (a)	765	4,575
Qualcomm, Inc.	610	29,664
Quest Software, Inc. (a)	255	4,049
Riverbed Technology, Inc. (a)	75	1,497
Solarworld AG	218	902
TE Connectivity, Ltd.	442	12,438
Tellabs, Inc.	1,455	6,242
Teradata Corp. (a)	13	696
Texas Instruments, Inc.	1,660	44,239
TSMC, ADR	77	880
VeriSign, Inc.	815	23,317
Websense, Inc. (a)	320	5,536
Xerox Corp	2,557	17,822

		790,268

MATERIALS: 2.2%
Air Liquide SA	19	2,219
Air Products & Chemicals, Inc.	253	19,322
Calgon Carbon Corp. (a)	480	6,994
Crown Holdings, Inc. (a)	353	10,805
Ecolab, Inc.	859	41,997
International Paper Co.	764	17,763
Johnson Matthey PLC	57	1,398
MeadWestvaco Corp.	719	17,659
Novozymes A/S, ADR	81	11,562
Novozymes A/S, B Shares	41	5,829
Nucor Corp.	114	3,607
Potash Corp. of Saskatchewan, Inc.	17	735
Praxair, Inc.	469	43,842
Rio Tinto PLC, ADR	63	2,777
Schnitzer Steel Industries, Inc., Class A	52	1,914
Sims Metal Management, Ltd.	152	1,824
Sonoco Products Co.	40	1,129
Svenska Cellulosa AB, B Shares	298	3,628
Syngenta AG, ADR	59	3,060

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
MATERIALS, continued
Teijin, Ltd.	700	$2,516
Umicore SA	44	1,595
Vale SA, ADR	33	752

		202,927

TELECOMMUNICATION SERVICES: 2.2%
America Movil SAB de CV, Series L, ADR	218	4,813
American Tower Corp., Class A (a)	145	7,801
AT&T, Inc.	1,437	40,983
BCE, Inc.	314	11,762
CenturyLink, Inc.	476	15,765
China Mobile, Ltd.	500	4,891
Portugal Telecom SGPS SA	139	1,021
Telefonica SA	436	8,356
Telefonica SA, ADR	1,695	32,408
Verizon Communications, Inc.	380	13,984
Vodafone Group PLC, ADR	1,423	36,500
Windstream Corp.	1,795	20,930

		199,214

UTILITIES: 4.0%
Acciona SA	22	1,855
AGL Resources, Inc.	495	20,166
American Water Works Co., Inc.	1,591	48,016
Enel Green Power SpA	872	1,987
Hyflux, Ltd.	2,377	2,682
Iberdrola SA	184	1,244
MDU Resources Group, Inc.	1,265	24,275
National Grid PLC	480	4,758
National Grid PLC, ADR	578	28,669
NiSource, Inc.	2,587	55,310
Northeast Utilities	611	20,560
Northwest Natural Gas Co.	350	15,435
OGE Energy Corp.	2	96
Oneok, Inc.	747	49,332
Ormat Technologies, Inc.	148	2,380
Portland General Electric Co.	122	2,890
Questar Corp.	2,532	44,842
Red Electrica Corp. SA	65	2,962
SABESP, ADR	9	417
Sempra Energy	439	22,609
Severn Trent PLC	140	3,345

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES, continued
SSE PLC	175	$3,512
Veolia Environnement SA, ADR	16	233
Verbund AG	57	1,640

		359,215

TOTAL COMMON STOCKS (Cost $5,320,312)		5,074,187

PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	52	2,765

FINANCIALS: 0.0%
Itau Unibanco Holding SA, ADR	87	1,350

TOTAL PREFERRED STOCK (Cost $5,321)		4,115

TOTAL STOCKS (Cost $5,325,633)		5,078,302

AFFILIATED INVESTMENT COMPANIES: 21.9%
Pax MSCI EAFE ESG Index ETF	1,158	23,444
Pax MSCI North America ESG Index ETF	14,428	360,533
Pax World Balanced Fund (b)	5,949	121,482
Pax World Global Green Fund (b)	13,381	106,645
Pax World High Yield Bond Fund (b)	115,274	820,752
Pax World International Fund (b)	73,898	544,631

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,163,492)		1,977,487

NON-AFFILIATED INVESTMENT COMPANIES: 8.9%
Access Capital Community Investment Fund (b)	26,987	262,851
CRA Qualified Investment Fund (b)	18,954	210,957
Schroder Emerging Market Equity Fund (c)	30,757	333,411

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $901,219)		807,219

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS: 10.7%
CORPORATE BONDS: 2.9%
CONSUMER DISCRETIONARY: 0.4%
BorgWarner, Inc., 5.750%, 11/01/16	$6,000	$6,701
Ethan Allen Global, Inc., 5.375%, 10/01/15	3,000	2,944
Home Depot, Inc., 5.950%, 04/01/41	7,000	8,357
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	5,000	5,713
Omnicom Group, Inc., 5.900%, 04/15/16	10,000	11,083

		34,798

ENERGY: 0.3%
Conoco, Inc., 6.950%, 04/15/29	10,000	13,350
MidAmerican Energy Co., 6.750%, 12/30/31	10,000	13,086
Newfield Exploration Co., 7.125%, 05/15/18	3,000	3,120

		29,556

FINANCIALS: 1.3%
AMB Property LP, 6.125%, 12/01/16	10,000	10,334
BlackRock, Inc., 3.500%, 12/10/14	5,000	5,317
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	5,000	5,263
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,748
JPMorgan Chase & Co., 4.650%, 06/01/14	10,000	10,593
Markel Corp., 6.800%, 02/15/13	10,000	10,451
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	6,119
Progressive Corp., The, 6.700%, 06/15/37	5,000	4,968
State Street Corp., 7.350%, 06/15/26	10,000	12,809
Kemper Corp., 6.000%, 11/30/15	3,000	3,154
Wachovia Corp., 5.500%, 05/01/13	10,000	10,631
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,880

		116,267

HEALTH CARE: 0.2%
DENTSPLY International, Inc., 2.750%, 08/15/16	4,000	4,032
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,643
McKesson Corp., 6.000%, 03/01/41	4,000	5,069

		19,744

INDUSTRIALS: 0.2%
GATX Corp., 9.000%, 11/15/13	8,531	9,647
Owens Corning, Inc., 6.500%, 12/01/16	5,000	5,400
Verisk Analytics, Inc., 5.800%, 05/01/21	5,000	5,623

		20,670

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY: 0.2%
Analog Devices, Inc., 5.000%, 07/01/14	$10,000	$10,938
Fiserv, Inc., 3.125%, 06/15/16	4,000	4,053
KLA-Tencor Corp., 6.900%, 05/01/18	6,000	6,864

		21,855

MATERIALS: 0.1%
Domtar Corp., 9.500%, 08/01/16	5,000	5,950

TELECOMMUNICATION SERVICES: 0.0%
Qwest Corp., 6.750%, 12/01/21	3,000	2,940

UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	7,000	8,215
CMS Energy Corp., 4.250%, 09/30/15	6,000	5,933

		14,148

TOTAL CORPORATE BONDS (Cost $250,857)		265,928

U.S. GOVERNMENT AGENCY BONDS: 0.6%
FREDDIE MAC (AGENCY): 0.3%
3.750%, 03/27/19	27,000	30,553

FANNIE MAE (AGENCY): 0.3%
4.125%, 04/15/14	15,000	16,342
5.375%, 07/15/16	12,000	14,343

		30,685

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $57,664)		61,238

GOVERNMENT BONDS: 0.2%
AID-Egypt, 4.450%, 09/15/15	10,000	11,317
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	10,000	10,331

TOTAL GOVERNMENT BONDS (Cost $20,924)		21,648

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES: 4.5%
2.000%, 04/15/12 (TIPS)	$11,133	$11,238
0.625%, 04/15/13 (TIPS)	8,551	8,711
1.875%, 07/15/13 (TIPS)	18,451	19,324
0.125%, 08/31/13	80,000	79,816
1.250%, 04/15/14 (TIPS)	12,810	13,429
2.000%, 07/15/14 (TIPS)	19,176	20,643
1.625%, 01/15/15 (TIPS)	3,549	3,822
0.500%, 04/15/15 (TIPS)	3,127	3,256
0.125%, 04/15/16 (TIPS)	21,493	22,220
1.375%, 07/15/18 (TIPS)	6,286	6,970
1.375%, 01/15/20 (TIPS)	8,358	9,310
1.125%, 01/15/21 (TIPS)	28,917	31,585
2.125%, 08/15/21	80,000	81,425
2.375%, 01/15/25 (TIPS)	3,596	4,446
1.750%, 01/15/28 (TIPS)	59,310	68,782
3.375%, 04/15/32 (TIPS)	6,364	9,400

TOTAL U.S. TREASURY NOTES (Cost $376,328)		394,377

MORTGAGE-BACKED SECURITIES: 2.5%
U.S. GOVERNMENT MORTGAGE-BACKED: 2.2%
GINNIE MAE (MORTGAGE BACKED): 1.3%
2.021%, 10/16/50	114,729	115,834

FREDDIE MAC (MORTGAGE BACKED): 0.8%
5.000%, 06/01/39	20,356	21,867
4.500%, 07/01/39	15,134	16,035
4.500%, 11/01/39	13,609	14,419
4.500%, 09/01/40	17,355	18,391

		70,712

FANNIE MAE (MORTGAGE BACKED): 0.1%
6.040%, 07/01/13	9,423	9,589

COMMERCIAL MORTGAGE-BACKED: 0.3%
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,480
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	10,000	10,012
LB-UBS Commercial Mortgage Trust, 4.647%, 07/15/30	4,206	4,230

		24,722

TOTAL MORTGAGE-BACKED SECURITIES (Cost $217,468)		220,857

ESG Managers™ Growth Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
TOTAL BONDS (Cost $923,241)		$964,048

REPURCHASE AGREEMENT: 7.5%

State Street Repo, 0.010%, 10/03/11
(collateralized by United States Treasury Note, 0.375%, due 10/31/12, principal amount $450,000; market value $451,688)
(collateralized by United States Treasury Note, 1.750%, due 01/31/14, principal amount $235,000; market value $243,225)

TOTAL REPURCHASE AGREEMENT (Cost $677,000)	$677,000	677,000

TOTAL INVESTMENTS: 105.3% (Cost $9,990,585)		9,504,056
Other assets and liabilities - (Net):- 5.3%		(478,199)

Net Assets: 100.0%		$9,025,857

(a)	Non income producing security.
(b)	Institutional Class shares
(c)	Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 40.5%
COMMON STOCKS: 40.5%
CONSUMER DISCRETIONARY: 3.7%
Accor SA	63	$1,678
Arbitron, Inc.	105	3,473
BorgWarner, Inc. (a)	21	1,271
Cinemark Holdings, Inc.	407	7,684
Comcast Corp, Class A	677	14,007
Darden Restaurants, Inc.	17	727
Denso Corp.	113	3,633
DeVry, Inc.	135	4,990
DISH Network Corp., Class A (a)	558	13,983
Electrolux AB, Series B	105	1,544
Expedia, Inc.	42	1,082
GameStop Corp., Class A (a)	13	300
Gannett Co, Inc.	595	5,670
Hanesbrands, Inc. (a)	155	3,877
Hennes & Mauritz AB, B Shares	85	2,545
Home Depot, Inc.	322	10,584
International Game Technology	340	4,940
Interpublic Group of Cos., Inc., The	675	4,860
Johnson Controls, Inc.	322	8,491
KB Home	375	2,198
Lowe’s Cos., Inc.	56	1,083
Macy’s, Inc.	11	290
McDonald’s Corp.	117	10,275
Meredith Corp.	120	2,717
Mohawk Industries, Inc. (a)	115	4,935
Newell Rubbermaid, Inc.	350	4,155
News Corp., Class A	1,669	25,819
NIKE, Inc., Class B	120	10,261
Nordstrom, Inc.	95	4,340
Pulte Group, Inc. (a)	660	2,607
Royal Caribbean Cruises, Ltd.	245	5,302
Scripps Networks Interactive, Class A	665	24,718
SES SA	614	14,942
Sharp Corp./Japan	283	2,378
Skullcandy, Inc. (a)	13	184
Sotheby’s	50	1,379
Staples, Inc.	192	2,554
Target Corp.	1,134	55,611
Tiffany & Co.	25	1,521
Time Warner Cable, Inc.	314	19,677
Time Warner, Inc.	655	19,629
Toll Brothers, Inc. (a)	150	2,164
Washington Post Co., The, Class B	8	2,615

		316,693

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES: 3.6%
Carrefour SA	63	$1,435
Coca-Cola Co., The	184	12,431
Corn Products International, Inc.	68	2,668
Cosan, Ltd., Class A	70	663
CVS Caremark Corp.	1,079	36,233
Danone	21	1,291
Energizer Holdings, Inc. (a)	30	1,993
HJ Heinz Co.	272	13,731
JM Smucker Co., The	219	15,963
Kellogg Co.	275	14,627
Kimberly-Clark Corp.	244	17,326
L’Oreal SA	24	2,341
McCormick & Co., Inc.	935	43,160
Natura Cosmeticos SA	97	1,651
PepsiCo, Inc.	226	13,989
Procter & Gamble Co., The	1,104	69,751
Safeway, Inc.	403	6,702
Sysco Corp.	1,097	28,412
Tesco PLC	279	1,634
Unilever PLC, ADR	256	7,985
United Natural Foods, Inc. (a)	79	2,926
WD-40 Co.	290	11,554

		308,466

ENERGY: 4.8%
Apache Corp.	84	6,740
Baker Hughes, Inc.	80	3,693
BG Group PLC, ADR	320	30,528
Canadian Natural Resources, Ltd.	12	351
Cimarex Energy Co.	340	18,938
ConocoPhillips	383	24,252
Contango Oil & Gas Co. (a)	55	3,009
El Paso Corp.	1,137	19,875
Energen Corp.	430	17,583
Energy XXI Bermuda, Ltd. (a)	105	2,252
Enerplus Corp.	931	22,847
Ensco PLC , ADR	94	3,800
EQT Corp.	85	4,536
Kinder Morgan Management LLC	771	45,250
Newfield Exploration Co. (a)	706	28,021

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Noble Corp. (a)	363	$10,654
Noble Energy, Inc.	218	15,434
Penn West Petroleum, Ltd.	21	312
Petroleo Brasileiro SA, ADR	214	4,804
Plains Exploration & Production Co. (a)	255	5,791
Provident Energy, Ltd.	806	6,577
Quicksilver Resources, Inc. (a)	540	4,093
Range Resources Corp.	15	877
Rosetta Resources, Inc. (a)	17	582
Royal Dutch Shell PLC, ADR	285	17,533
Sasol Ltd., ADR	19	771
Seadrill, Ltd.	711	19,574
Spectra Energy Corp.	1,182	28,994
Statoil ASA, ADR	957	20,623
Suncor Energy, Inc.	344	8,751
W&T Offshore, Inc.	650	8,944
Weatherford International, Ltd. (a)	565	6,899
Williams Cos., Inc., The	495	12,049

		404,937

FINANCIALS: 5.3%
Aflac, Inc.	240	8,388
American Express Co.	296	13,290
Annaly Capital Management, Inc., REIT	821	13,653
Artio Global Investors, Inc.	450	3,582
Banco Bradesco SA, ADR	96	1,420
Bank of Montreal	169	9,439
Bank of New York Mellon Corp., The	371	6,897
BlackRock, Inc.	154	22,794
British Land Co. PLC, REIT	139	1,024
CB Richard Ellis Group, Inc., Class A (a)	385	5,182
Charles Schwab Corp., The	3,094	34,869
Cincinnati Financial Corp.	472	12,428
City National Corp.	55	2,077
Digital Realty Trust, Inc., REIT	278	15,334
First American Financial Corp.	535	6,848
First Horizon National Corp.	635	3,785
Glacier Bancorp, Inc.	60	562
Growthpoint Properties, Ltd.	443	972
HCP, Inc., REIT	515	18,056
Hospitality Properties Trust, REIT	811	17,218
IntercontinentalExchange, Inc. (a)	12	1,419

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
Janus Capital Group, Inc.	945	$5,670
Jones Lang LaSalle, Inc.	105	5,440
JPMorgan Chase & Co.	1,007	30,331
KKR & Co., LP	220	2,288
Lazard, Ltd., LP, Class A	255	5,381
Loews Corp.	298	10,296
Marsh & McLennan Cos., Inc.	460	12,208
MetLife, Inc.	262	7,339
Och-Ziff Capital Mgmt. Group, LP, Class A	36	329
Pinnacle Financial Partners, Inc. (a)	260	2,844
Plum Creek Timber Co., Inc., REIT	26	902
Potlatch Corp., REIT	70	2,206
Progressive Corp., The	2,044	36,301
Royal Bank of Canada	445	20,345
Royal Bank of Canada (Canadian)	39	1,789
SEI Investments Co.	1,074	16,518
State Street Corp.	304	9,777
Tower Group, Inc.	165	3,772
Travelers Cos., Inc., The	218	10,623
U.S. Bancorp	929	21,869
Unibail-Rodamco SE, REIT	12	2,141
Valley National Bancorp	808	8,557
Wells Fargo & Co.	995	23,999
Westpac Banking Corp.	122	2,363
Willis Group Holdings PLC	51	1,752

		444,277

HEALTH CARE: 5.9%
Abbott Laboratories	928	47,458
Amgen, Inc.	40	2,198
Baxter International, Inc.	126	7,074
Becton Dickinson & Co.	366	26,835
Bio-Rad Laboratories, Inc., Class A (a)	70	6,354
Bristol-Myers Squibb Co.	427	13,399
Charles River Laboratories Intl., Inc. (a)	75	2,147
Covidien PLC	490	21,609
Cyberonics, Inc. (a)	75	2,123
Eli Lilly & Co.	371	13,716
Furiex Pharmaceutical, Inc. (a)	100	1,423
Genomic Health, Inc. (a)	100	2,198
Gen-Probe, Inc. (a)	265	15,171
Gilead Sciences, Inc. (a)	476	18,469

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
GlaxoSmithKline PLC, ADR	533	$22,008
Hospira, Inc. (a)	660	24,420
Human Genome Sciences, Inc. (a)	14	178
Johnson & Johnson	625	39,819
LHC Group, Inc. (a)	140	2,388
Life Technologies Corp. (a)	56	2,152
Merck & Co., Inc.	1,054	34,476
Mylan, Inc. (a)	159	2,703
Novartis AG	126	7,039
Novartis AG, ADR	492	27,439
Novo Nordisk A/S, B Shares	80	7,979
Novo Nordisk A/S, B Shares, ADR	135	13,435
Olympus Corp.	145	4,475
Patterson Cos., Inc.	185	5,297
Pfizer, Inc.	1,165	20,597
Roche Holding AG	71	11,467
Roche Holding AG, ADR	537	21,598
Salix Pharmaceuticals, Ltd. (a)	65	1,924
Smith & Nephew PLC	209	1,880
St. Jude Medical, Inc.	14	507
Symmetry Medical, Inc. (a)	255	1,969
Teleflex, Inc.	620	33,337
Teva Pharmaceutical Industries, Ltd., ADR	86	3,201
Thermo Fisher Scientific, Inc. (a)	10	506
Valeant Pharmaceuticals International	245	9,094
VCA Antech, Inc. (a)	280	4,474
Waters Corp. (a)	45	3,397
WellPoint, Inc.	137	8,943
Zimmer Holdings, Inc. (a)	90	4,815

		501,691

INDUSTRIALS: 4.7%
3M Co.	298	21,393
ABB, Ltd. (a)	105	1,796
Abengoa SA	71	1,505
Ameresco, Inc., Class A (a)	56	569
Atlas Copco AB, A Shares	167	2,956
Brady Corp., Class A	175	4,625
Brink’s Co., The.	155	3,613
Canadian National Railway Co.	156	10,386
Canadian Pacific Railway, Ltd.	31	1,495
CCR SA	45	1,172

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Cooper Industries PLC	230	$10,608
Cummins, Inc.	35	2,858
Danaher Corp.	1,146	48,063
Deere & Co.	100	6,457
Deutsche Post AG	139	1,780
Dun & Bradstreet Corp.	60	3,676
East Japan Railway Co.	85	5,153
Eaton Corp.	71	2,521
Emerson Electric Co.	397	16,400
Expeditors International of Washington, Inc.	56	2,271
General Electric Co.	978	14,905
Herman Miller, Inc.	876	15,645
Honeywell International, Inc.	357	15,676
ICF International, Inc. (a)	395	7,430
IDEX Corp.	135	4,207
Illinois Tool Works, Inc.	297	12,355
Ingersoll-Rand PLC	50	1,405
Insperity, Inc.	170	3,783
Interface, Inc., Class A	335	3,973
Iron Mountain, Inc.	505	15,968
Kurita Water Industries, Ltd.	141	3,953
Mitsubishi Electric Corp.	283	2,507
Mitsui OSK Lines, Ltd.	283	1,090
MTR Corp.	925	2,775
Nordson Corp.	54	2,146
Pentair, Inc.	228	7,298
PostNL NV (a)	139	608
Royal Philips	98	1,758
Royal Philips (Netherlands)	13	233
RR Donnelley & Sons, Co.	1,121	15,829
Schneider Electric SA	21	1,124
Siemens AG	24	2,159
Simpson Manufacturing Co., Inc.	130	3,241
Skanska AB, B Shares	61	844
SKF AB, B Shares	149	2,807
Stanley Black & Decker, Inc.	72	3,535
Tennant Co.	56	1,981
Timken Co.	46	1,510
TNT Express NV	139	972
United Parcel Service, Inc., Class B	265	16,735
Verisk Analytics, Inc. (a)	230	7,997
Vestas Wind Systems A/S (a)	112	1,815

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Volvo AB, B Shares	96	$942
Waste Management, Inc.	1,535	49,979
WW Grainger, Inc.	116	17,346

		395,828

INFORMATION TECHNOLOGY: 6.2%
Accenture PLC., Class A	225	11,853
Adobe Systems, Inc. (a)	80	1,934
Altera Corp.	686	21,630
Anixter International, Inc.	398	18,881
Applied Materials, Inc.	192	1,987
Autodesk, Inc. (a)	88	2,445
BMC Software, Inc. (a)	31	1,195
Brocade Communications Systems, Inc. (a)	1,050	4,536
Canon, Inc.	159	7,220
Ceragon Networks, Ltd. (a)	420	4,011
Ciena Corp. (a)	320	3,584
Cisco Systems, Inc.	724	11,215
Citrix Systems, Inc. (a)	2	109
Clicksoftware Technologies, Ltd.	300	2,337
Cognizant Technology Solutions, Class A (a)	18	1,129
Cree, Inc. (a)	63	1,637
DragonWave, Inc. (a)	460	1,518
eBay, Inc. (a)	91	2,684
Electronics for Imaging, Inc. (a)	45	606
EMC Corp. (a)	335	7,032
EZchip Semiconductor, Ltd. (a)	95	3,156
F5 Networks, Inc. (a)	3	213
Fair Isaac Corp.	215	4,693
Finisar Corp. (a)	550	9,647
Google, Inc., Class A (a)	140	72,013
Harmonic, Inc. (a)	825	3,515
Hewlett-Packard Co.	1,063	23,864
IBM	163	28,530
Intel Corp.	1,121	23,911
Intuit, Inc. (a)	110	5,218
Itron, Inc. (a)	39	1,151
Juniper Networks, Inc. (a)	27	466
MasterCard, Inc., Class A	127	40,279
Maxim Integrated Products, Inc.	567	13,228
Mentor Graphics Corp. (a)	245	2,357
Microchip Technology, Inc.	540	16,799

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Microsoft Corp.	498	$12,395
MIPS Technologies, Inc. (a)	375	1,815
Motorola Solutions, Inc. (a)	276	11,564
National Instruments Corp.	790	18,059
NetApp, Inc. (a)	73	2,478
Oracle Corp.	48	1,380
Paychex, Inc.	780	20,569
PMC - Sierra, Inc. (a)	460	2,751
Qualcomm, Inc.	437	21,251
Quest Software, Inc. (a)	135	2,144
Riverbed Technology, Inc. (a)	65	1,297
Solarworld AG	175	724
TE Connectivity, Ltd.	304	8,555
Tellabs, Inc.	870	3,732
Teradata Corp. (a)	10	535
Texas Instruments, Inc.	1,077	28,702
TSMC, ADR	57	652
VeriSign, Inc.	540	15,449
Websense, Inc. (a)	200	3,460
Xerox Corp	1,720	11,987

		526,082

MATERIALS: 1.7%
Air Liquide SA	15	1,752
Air Products & Chemicals, Inc.	169	12,907
Calgon Carbon Corp. (a)	265	3,861
Crown Holdings, Inc. (a)	257	7,867
Ecolab, Inc.	592	28,943
International Paper Co.	522	12,137
Johnson Matthey PLC	45	1,104
MeadWestvaco Corp.	490	12,034
Novozymes A/S, ADR	51	7,280
Novozymes A/S, B Shares	33	4,692
Nucor Corp.	88	2,784
Potash Corp. of Saskatchewan, Inc.	13	562
Praxair, Inc.	316	29,540
Rio Tinto PLC, ADR	46	2,028
Schnitzer Steel Industries, Inc., Class A	42	1,546
Sims Metal Management, Ltd.	127	1,524
Sonoco Products Co.	32	903
Svenska Cellulosa AB, B Shares	239	2,910
Syngenta AG, ADR	44	2,282

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
MATERIALS, continued
Teijin, Ltd.	565	$2,031
Umicore SA	35	1,268
Vale SA, ADR	24	546

		140,501

TELECOMMUNICATION SERVICES: 1.7%
America Movil SAB de CV, Series L, ADR	163	3,599
American Tower Corp., Class A (a)	107	5,757
AT&T, Inc.	997	28,434
BCE, Inc.	214	8,016
CenturyLink, Inc.	342	11,327
China Mobile, Ltd.	500	4,891
Portugal Telecom SGPS SA	103	757
Telefonica SA	349	6,689
Telefonica SA, ADR	1,155	22,084
Verizon Communications, Inc.	242	8,906
Vodafone Group PLC, ADR	979	25,111
Windstream Corp.	1,221	14,236

		139,807

UTILITIES: 2.9%
Acciona SA	18	1,517
AGL Resources, Inc.	340	13,852
American Water Works Co., Inc.	1,083	32,685
Enel Green Power SpA	698	1,590
Hyflux, Ltd.	1,981	2,236
Iberdrola SA	148	1,001
MDU Resources Group, Inc.	815	15,640
National Grid PLC	384	3,806
National Grid PLC, ADR	393	19,493
NiSource, Inc.	1,760	37,629
Northeast Utilities	416	13,998
Northwest Natural Gas Co.	220	9,702
OGE Energy Corp.	2	96
Oneok, Inc.	515	34,011
Ormat Technologies, Inc.	118	1,897
Portland General Electric Co.	98	2,322
Questar Corp.	1,639	29,027
Red Electrica Corp. SA	52	2,370
SABESP, ADR	7	324
Sempra Energy	290	14,935
Severn Trent PLC	112	2,676

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES, continued
SSE PLC	139	$2,789
Veolia Environnement SA, ADR	12	175
Verbund AG	45	1,294

		245,065

TOTAL COMMON STOCKS (Cost $3,578,553)		3,423,347

PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	42	2,233

FINANCIALS: 0.0%
Itau Unibanco Holding SA, ADR	70	1,086

TOTAL PREFERRED STOCK (Cost $4,304)		3,319

TOTAL STOCKS (Cost $3,582,857)		3,426,666

AFFILIATED INVESTMENT COMPANIES: 13.4%
Pax MSCI EAFE ESG Index ETF	3,950	79,968
Pax MSCI North America ESG Index ETF	14,869	371,553
Pax World Balanced Fund (b)	2,125	43,397
Pax World Global Green Fund (b)	13,618	108,537
Pax World High Yield Bond Fund (b)	42,648	303,656
Pax World International Fund (b)	30,543	225,098

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,235,622)		1,132,209

NON-AFFILIATED INVESTMENT COMPANIES: 9.6%
Access Capital Community Investment Fund (b)	42,423	413,203
CRA Qualified Investment Fund (b)	13,253	147,503
Schroder Emerging Market Equity Fund (c)	23,007	249,394

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $881,218)		810,100

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS: 33.3%
CORPORATE BONDS: 10.9%
CONSUMER DISCRETIONARY: 1.5%
BorgWarner, Inc., 5.750%, 11/01/16	$20,000	$22,336
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	10,796
Home Depot, Inc., 5.950%, 04/01/41	22,000	26,265
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	17,138
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	49,876

		126,411

ENERGY: 1.4%
Conoco, Inc., 6.950%, 04/15/29	35,000	46,725
MidAmerican Energy Co., 6.750%, 12/30/31	45,000	58,888
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,441

		117,054

FINANCIALS: 4.4%
AMB Property LP, 6.125%, 12/01/16	30,000	31,002
BlackRock, Inc., 3.500%, 12/10/14	20,000	21,268
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	15,788
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	77,243
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	26,482
Kemper Corp., 6.000%, 11/30/15	11,000	11,566
Markel Corp., 6.800%, 02/15/13	30,000	31,352
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,477
Progressive Corp., The, 6.700%, 06/15/37	25,000	24,841
State Street Corp., 7.350%, 06/15/26	20,000	25,619
Wachovia Corp., 5.500%, 05/01/13	35,000	37,207
Willis North America, Inc., 5.625%, 07/15/15	30,000	32,642

		359,487

HEALTH CARE: 0.9%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,096
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,892
McKesson Corp., 6.000%, 03/01/41	11,000	13,941

		73,929

INDUSTRIALS: 0.9%
GATX Corp., 9.000%, 11/15/13	29,858	33,763
Owens Corning, Inc., 6.500%, 12/01/16	18,000	19,439
Verisk Analytics, Inc., 5.800%, 05/01/21	18,000	20,245

		73,447

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY: 1.2%
Analog Devices, Inc., 5.000%, 07/01/14	$45,000	$49,219
Fiserv, Inc., 3.125%, 06/15/16	15,000	15,197
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	25,172

		89,588

MATERIALS: 0.2%
Domtar Corp., 9.500%, 08/01/16	16,000	19,040

TELECOMMUNICATION SERVICES: 0.1%
Qwest Corp., 6.750%, 12/01/21	10,000	9,800

UTILITIES: 0.3%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,340
CMS Energy Corp., 4.250%, 09/30/15	22,000	21,755

		51,095

TOTAL CORPORATE BONDS (Cost $870,177)		919,851

U.S. GOVERNMENT AGENCY BONDS: 2.3%
FREDDIE MAC (AGENCY): 1.4%
3.750%, 03/27/19	101,000	114,289

FANNIE MAE (AGENCY): 0.9%
1.250%, 08/20/13	20,000	20,297
4.125%, 04/15/14	15,000	16,342
4.375%, 10/15/15	30,000	34,058
5.375%, 07/15/16	5,000	5,977

		76,674

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $181,441)		190,963

GOVERNMENT BONDS: 0.8%
AID-Egypt, 4.450%, 09/15/15	35,000	39,608
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,827

TOTAL GOVERNMENT BONDS (Cost $63,232)		65,435

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MUNICIPAL BONDS: 2.1%
Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	$50,000	$55,731
Kirkwood Community College Iowa, 2.500%, 06/01/17	120,000	124,563

TOTAL MUNICIPAL BONDS (Cost $169,950)		180,294

U.S. TREASURY NOTES: 8.5%
2.000%, 04/15/12 (TIPS)	26,719	26,972
0.625%, 04/15/13 (TIPS)	32,065	32,666
1.875%, 07/15/13 (TIPS)	45,511	47,666
0.125%, 08/31/13	82,000	81,811
2.000%, 07/15/14 (TIPS)	45,543	49,027
1.625%, 01/15/15 (TIPS)	8,282	8,917
0.500%, 04/15/15 (TIPS)	118,842	123,735
1.375%, 07/15/18 (TIPS)	63,907	70,866
1.375%, 01/15/20 (TIPS)	47,012	52,371
2.125%, 08/15/21	83,000	84,479
2.375%, 01/15/25 (TIPS)	4,794	5,928
2.375%, 01/15/27 (TIPS)	14,563	18,228
1.750%, 01/15/28 (TIPS)	75,486	87,540
3.375%, 04/15/32 (TIPS)	16,546	24,438

TOTAL U.S. TREASURY NOTES (Cost $674,442)		714,644

MORTGAGE-BACKED SECURITIES: 8.7%
U.S. GOVERNMENT MORTGAGE-BACKED: 7.2%
GINNIE MAE (MORTGAGE BACKED): 3.0%
3.459%, 05/16/36	125,000	132,699
4.500%, 08/20/41	115,797	124,120

		256,819

FREDDIE MAC (MORTGAGE BACKED): 4.0%
5.000%, 07/15/37	77,920	85,668
5.000%, 06/01/39	64,461	69,245
4.500%, 07/01/39	58,943	62,451
4.500%, 11/01/39	49,145	52,069
4.500%, 09/01/40	65,081	68,965

		338,398

FANNIE MAE (MORTGAGE BACKED): 0.2%
6.040%, 07/01/13	18,847	19,177

ESG Managers™ Moderate Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED, continued
COMMERCIAL MORTGAGE-BACKED: 1.5%
CS First Boston Mortgage Securities Co., 5.120%, 08/15/38	$13,787	$13,949
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	47,160
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	12,837	13,120
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,043
LB-UBS Commercial Mortgage Trust, 4.647%, 07/15/30	15,023	15,108

		124,380

TOTAL MORTGAGE-BACKED SECURITIES (Cost $718,019)		738,774

TOTAL BONDS (Cost $2,677,261)		2,809,961

State Street Repo, 0.010%, 10/03/11
(collateralized by Freddie Mac, 0.900%, due 09/12/14, principal amount $220,000; market value $220,323)
(collateralized by United States Treasury Note, 1.750%, due 01/31/14, principal amount $110,000; market value $113,850)

	325,000	325,000

TOTAL REPURCHASE AGREEMENT (Cost $325,000)
TOTAL INVESTMENTS: 100.6% (Cost $8,701,958)		8,503,936
Other assets and liabilities - (Net):- 0.6%		(47,831)

Net Assets: 100.0%		$8,456,105

(a)	Non income producing security.
(b)	Institutional Class share
(c)	Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 23.5%
COMMON STOCKS: 23.5%
CONSUMER DISCRETIONARY: 2.2%
Accor SA	23	$612
Arbitron, Inc.	50	1,654
Cinemark Holdings, Inc.	174	3,285
Comcast Corp, Class A	289	5,979
Denso Corp.	64	2,057
DeVry, Inc.	60	2,218
DISH Network Corp., Class A (a)	220	5,513
Electrolux AB, Series B	39	574
Gannett Co, Inc.	270	2,573
Hanesbrands, Inc. (a)	75	1,876
Hennes & Mauritz AB, B Shares	33	988
Home Depot, Inc.	129	4,240
International Game Technology	160	2,325
Interpublic Group of Cos., Inc., The	305	2,196
Johnson Controls, Inc.	127	3,349
KB Home	165	967
McDonald’s Corp.	41	3,601
Meredith Corp.	55	1,245
Mohawk Industries, Inc. (a)	50	2,146
Newell Rubbermaid, Inc.	150	1,781
News Corp., Class A	659	10,195
NIKE, Inc., Class B	50	4,276
Nordstrom, Inc.	40	1,827
Pulte Group, Inc. (a)	310	1,225
Royal Caribbean Cruises, Ltd.	110	2,380
Scripps Networks Interactive, Class A	271	10,073
SES SA	242	5,889
Sharp Corp./Japan	162	1,361
Sotheby’s	25	689
Staples, Inc.	71	944
Target Corp.	445	21,823
Tiffany & Co.	10	608
Time Warner Cable, Inc.	122	7,646
Time Warner, Inc.	244	7,313
Toll Brothers, Inc. (a)	65	938
Washington Post Co., The, Class B	3	980

		127,346

CONSUMER STAPLES: 2.1%
Carrefour SA	23	524
Coca-Cola Co., The	72	4,864
Cosan, Ltd., Class A	26	246

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES, continued
CVS Caremark Corp.	435	$14,607
Danone	8	492
Energizer Holdings, Inc. (a)	15	997
HJ Heinz Co.	116	5,856
JM Smucker Co., The	96	6,997
Kellogg Co.	111	5,904
Kimberly-Clark Corp.	95	6,746
L’Oreal SA	9	878
McCormick & Co., Inc.	402	18,556
Natura Cosmeticos SA	26	442
PepsiCo, Inc.	85	5,262
Procter & Gamble Co., The	436	27,546
Safeway, Inc.	161	2,677
Sysco Corp.	446	11,551
Tesco PLC	103	603
Unilever PLC, ADR	96	2,995
United Natural Foods, Inc. (a)	29	1,075
WD-40 Co.	110	4,383

		123,201

ENERGY: 2.7%
Apache Corp.	31	2,487
BG Group PLC, ADR	133	12,688
Cimarex Energy Co.	142	7,909
ConocoPhillips	129	8,168
Contango Oil & Gas Co. (a)	25	1,368
El Paso Corp.	449	7,849
Energen Corp.	175	7,156
Energy XXI Bermuda, Ltd. (a)	50	1,073
Enerplus Corp.	398	9,767
Kinder Morgan Management LLC	330	19,368
Newfield Exploration Co. (a)	295	11,709
Noble Corp. (a)	128	3,757
Noble Energy, Inc.	80	5,664
Petroleo Brasileiro SA, ADR	86	1,931
Plains Exploration & Production Co. (a)	105	2,385
Provident Energy, Ltd.	345	2,815
Quicksilver Resources, Inc. (a)	199	1,508
Royal Dutch Shell PLC, ADR	111	6,829
Seadrill, Ltd.	304	8,369
Spectra Energy Corp.	495	12,142
Statoil ASA, ADR	357	7,693

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Suncor Energy, Inc.	110	$2,798
W&T Offshore, Inc.	270	3,714
Weatherford International, Ltd. (a)	224	2,734
Williams Cos., Inc., The	211	5,135

		157,016

FINANCIALS: 3.1%
Aflac, Inc.	80	2,796
American Express Co.	107	4,804
Annaly Capital Management, Inc., REIT	351	5,837
Artio Global Investors, Inc.	205	1,632
Banco Bradesco SA, ADR	36	532
Bank of Montreal	72	4,021
Bank of New York Mellon Corp., The	126	2,342
BlackRock, Inc.	60	8,881
British Land Co. PLC, REIT	52	383
CB Richard Ellis Group, Inc., Class A (a)	175	2,356
Charles Schwab Corp., The	1,215	13,693
Cincinnati Financial Corp.	201	5,292
City National Corp.	25	944
Digital Realty Trust, Inc., REIT	110	6,068
First American Financial Corp.	240	3,072
First Horizon National Corp.	305	1,818
Glacier Bancorp, Inc.	45	422
Growthpoint Properties, Ltd.	164	360
HCP, Inc., REIT	220	7,713
Hospitality Properties Trust, REIT	336	7,133
IntercontinentalExchange, Inc. (a)	5	591
Janus Capital Group, Inc.	425	2,550
Jones Lang LaSalle, Inc.	50	2,591
JPMorgan Chase & Co.	377	11,355
KKR & Co., LP	110	1,144
Lazard, Ltd., LP, Class A	115	2,427
Loews Corp.	117	4,042
Marsh & McLennan Cos., Inc.	182	4,830
MetLife, Inc.	104	2,913
Pinnacle Financial Partners, Inc. (a)	130	1,422
Potlatch Corp., REIT	26	820
Progressive Corp., The	849	15,078
Royal Bank of Canada	185	8,458
Royal Bank of Canada (Canadian)	14	642
SEI Investments Co.	421	6,475

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
State Street Corp.	108	$3,473
Tower Group, Inc.	75	1,715
Travelers Cos., Inc., The	87	4,240
U.S. Bancorp	362	8,521
Unibail-Rodamco SE, REIT	5	892
Valley National Bancorp	345	3,654
Wells Fargo & Co.	393	9,479
Westpac Banking Corp.	66	1,278

		178,689

HEALTH CARE: 3.5%
Abbott Laboratories	392	20,047
Baxter International, Inc.	46	2,582
Becton Dickinson & Co.	126	9,238
Bio-Rad Laboratories, Inc., Class A (a)	30	2,723
Bristol-Myers Squibb Co.	182	5,711
Charles River Laboratories Intl., Inc. (a)	45	1,288
Covidien PLC	211	9,305
Cyberonics, Inc. (a)	40	1,132
Eli Lilly & Co.	158	5,841
Furiex Pharmaceutical, Inc. (a)	45	640
Genomic Health, Inc. (a)	50	1,099
Gen-Probe, Inc. (a)	110	6,298
Gilead Sciences, Inc. (a)	155	6,014
GlaxoSmithKline PLC, ADR	227	9,373
Hospira, Inc. (a)	285	10,545
Johnson & Johnson	258	16,437
LHC Group, Inc. (a)	60	1,024
Life Technologies Corp. (a)	21	807
Merck & Co., Inc.	434	14,196
Mylan, Inc. (a)	10	170
Novartis AG	46	2,570
Novartis AG, ADR	200	11,154
Novo Nordisk A/S, B Shares	30	2,992
Novo Nordisk A/S, B Shares, ADR	59	5,872
Olympus Corp.	78	2,407
Patterson Cos., Inc.	75	2,147
Pfizer, Inc.	466	8,239
Roche Holding AG	21	3,392
Roche Holding AG, ADR	222	8,929
Salix Pharmaceuticals, Ltd. (a)	40	1,184
Smith & Nephew PLC	77	693

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
Symmetry Medical, Inc. (a)	115	$888
Teleflex, Inc.	260	13,980
Valeant Pharmaceuticals International	100	3,712
VCA Antech, Inc. (a)	135	2,157
Waters Corp. (a)	17	1,283
WellPoint, Inc.	54	3,525
Zimmer Holdings, Inc. (a)	40	2,141

		201,735

INDUSTRIALS: 2.7%
3M Co.	121	8,687
ABB, Ltd. (a)	39	667
Abengoa SA	26	551
Ameresco, Inc., Class A (a)	21	213
Atlas Copco AB, A Shares	62	1,097
Brady Corp., Class A	75	1,982
Brink’s Co., The.	65	1,515
Canadian National Railway Co.	68	4,527
Canadian Pacific Railway, Ltd.	12	579
CCR SA	21	547
Cooper Industries PLC	90	4,151
Danaher Corp.	470	19,712
Deutsche Post AG	52	666
Dun & Bradstreet Corp.	27	1,654
East Japan Railway Co.	49	2,971
Eaton Corp.	26	923
Emerson Electric Co.	130	5,370
General Electric Co.	384	5,852
Herman Miller, Inc.	378	6,751
Honeywell International, Inc.	138	6,060
ICF International, Inc. (a)	170	3,198
IDEX Corp.	60	1,870
Illinois Tool Works, Inc.	117	4,867
Insperity, Inc.	85	1,891
Interface, Inc., Class A	150	1,779
Iron Mountain, Inc.	210	6,640
Kurita Water Industries, Ltd.	80	2,243
Mitsubishi Electric Corp.	100	886
Mitsui OSK Lines, Ltd.	100	385
MTR Corp.	740	2,220
Pentair, Inc.	85	2,721
PostNL NV (a)	52	227

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Royal Philips	36	$646
RR Donnelley & Sons, Co.	479	6,763
Schneider Electric SA	8	428
Siemens AG	9	810
Simpson Manufacturing Co., Inc.	45	1,122
Skanska AB, B Shares	24	332
SKF AB, B Shares	55	1,036
Stanley Black & Decker, Inc.	36	1,768
Tennant Co.	21	743
TNT Express NV	52	364
United Parcel Service, Inc., Class B	100	6,315
Verisk Analytics, Inc. (a)	95	3,302
Vestas Wind Systems A/S (a)	41	663
Volvo AB, B Shares	36	353
Waste Management, Inc.	640	20,838
WW Grainger, Inc.	48	7,177

		156,062

INFORMATION TECHNOLOGY: 3.6%
Accenture PLC., Class A	90	4,741
Adobe Systems, Inc. (a)	30	725
Altera Corp.	270	8,513
Anixter International, Inc.	172	8,160
Applied Materials, Inc.	71	735
Autodesk, Inc. (a)	29	806
Brocade Communications Systems, Inc. (a)	505	2,182
Canon, Inc.	101	4,586
Ceragon Networks, Ltd. (a)	200	1,910
Ciena Corp. (a)	150	1,680
Cisco Systems, Inc.	282	4,368
Clicksoftware Technologies, Ltd.	135	1,052
Cree, Inc. (a)	23	598
DragonWave, Inc. (a)	215	710
eBay, Inc. (a)	34	1,003
Electronics for Imaging, Inc. (a)	40	539
EMC Corp. (a)	15	315
EZchip Semiconductor, Ltd. (a)	40	1,329
Fair Isaac Corp.	105	2,292
Finisar Corp. (a)	265	4,648
Google, Inc., Class A (a)	57	29,320
Harmonic, Inc. (a)	380	1,619
Hewlett-Packard Co.	445	9,990

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
IBM	58	$10,152
Intel Corp.	472	10,068
Itron, Inc. (a)	14	413
MasterCard, Inc., Class A	54	17,127
Maxim Integrated Products, Inc.	242	5,646
Mentor Graphics Corp. (a)	115	1,106
Microchip Technology, Inc.	230	7,155
Microsoft Corp.	201	5,003
MIPS Technologies, Inc. (a)	180	871
Motorola Solutions, Inc. (a)	107	4,483
National Instruments Corp.	314	7,178
NetApp, Inc. (a)	17	577
Paychex, Inc.	310	8,175
PMC - Sierra, Inc. (a)	210	1,256
Qualcomm, Inc.	131	6,371
Quest Software, Inc. (a)	70	1,112
Solarworld AG	65	269
TE Connectivity, Ltd.	120	3,377
Tellabs, Inc.	405	1,737
Texas Instruments, Inc.	439	11,699
VeriSign, Inc.	225	6,437
Websense, Inc. (a)	90	1,557
Xerox Corp	683	4,761

		208,351

MATERIALS: 0.9%
Air Liquide SA	6	701
Air Products & Chemicals, Inc.	67	5,117
Calgon Carbon Corp. (a)	135	1,967
Crown Holdings, Inc. (a)	100	3,061
Ecolab, Inc.	237	11,587
International Paper Co.	222	5,162
Johnson Matthey PLC	17	417
MeadWestvaco Corp.	209	5,133
Novozymes A/S, ADR	21	2,998
Novozymes A/S, B Shares	12	1,706
Nucor Corp.	18	570
Praxair, Inc.	124	11,592
Schnitzer Steel Industries, Inc., Class A	15	552
Sims Metal Management, Ltd.	68	816
Sonoco Products Co.	12	339
Svenska Cellulosa AB, B Shares	88	1,071
Teijin, Ltd.	301	1,081

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
MATERIALS, continued
Umicore SA	13	$470

		54,340

TELECOMMUNICATION SERVICES: 1.0%
America Movil SAB de CV, Series L, ADR	9	199
AT&T, Inc.	406	11,579
BCE, Inc.	91	3,409
CenturyLink, Inc.	131	4,339
China Mobile, Ltd.	500	4,891
Telefonica SA	129	2,472
Telefonica SA, ADR	494	9,445
Verizon Communications, Inc.	97	3,570
Vodafone Group PLC, ADR	370	9,491
Windstream Corp.	523	6,097

		55,492

UTILITIES: 1.7%
Acciona SA	6	506
AGL Resources, Inc.	130	5,296
American Water Works Co., Inc.	463	13,973
Enel Green Power SpA	259	590
Hyflux, Ltd.	1,121	1,265
Iberdrola SA	54	365
MDU Resources Group, Inc.	330	6,333
National Grid PLC	142	1,408
National Grid PLC, ADR	168	8,333
NiSource, Inc.	734	15,693
Northeast Utilities	177	5,956
Northwest Natural Gas Co.	90	3,969
Oneok, Inc.	182	12,019
Ormat Technologies, Inc.	44	708
Portland General Electric Co.	36	853
Questar Corp.	684	12,114
Red Electrica Corp. SA	19	866
SABESP, ADR	3	139
Sempra Energy	117	6,026
Severn Trent PLC	41	980
SSE PLC	52	1,043
Verbund AG	17	488

		98,923

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
TOTAL COMMON STOCKS (Cost $1,411,590)		$1,361,155

PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	15	798

FINANCIALS: 0.0%
Itau Unibanco Holding SA, ADR	26	404

TOTAL PREFERRED STOCK (Cost $1,556)		1,202

TOTAL STOCKS (Cost $1,413,146)		1,362,357

AFFILIATED INVESTMENT COMPANIES: 11.3%
Pax MSCI North America ESG Index ETF	1,939	48,453
Pax World Balanced Fund (b)	7,435	151,831
Pax World Global Green Fund (b)	8,090	64,476
Pax World High Yield Bond Fund (b)	37,369	266,068
Pax World International Fund (b)	16,359	120,566

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $700,196)		651,394

NON-AFFILIATED INVESTMENT COMPANIES: 10.0%
Access Capital Community Investment Fund (b)	19,441	189,356
CRA Qualified Investment Fund (b)	24,055	267,727
Schroder Emerging Market Equity Fund (c)	11,301	122,501

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $606,964)		579,584

BONDS: 50.8%
CORPORATE BONDS: 16.4%
CONSUMER DISCRETIONARY: 2.3%
BorgWarner, Inc., 5.750%, 11/01/16	$24,000	26,804
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	10,796

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
CONSUMER DISCRETIONARY, continued
Home Depot, Inc., 5.950%, 04/01/41	$21,000	$25,071
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	17,138
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	49,877

		129,686

ENERGY: 2.0%
Conoco, Inc., 6.950%, 04/15/29	35,000	46,725
MidAmerican Energy Co., 6.750%, 12/30/31	45,000	58,888
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,441

		117,054

FINANCIALS: 6.6%
AMB Property LP, 6.125%, 12/01/16	35,000	36,169
BlackRock, Inc., 3.500%, 12/10/14	25,000	26,585
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	15,788
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	77,243
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	26,482
Kemper Corp., 6.000%, 11/30/15	11,000	11,566
Markel Corp., 6.800%, 02/15/13	35,000	36,578
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,477
Progressive Corp., The, 6.700%, 06/15/37	25,000	24,841
State Street Corp., 7.350%, 06/15/26	20,000	25,619
Wachovia Corp., 5.500%, 05/01/13	35,000	37,207
Willis North America, Inc., 5.625%, 07/15/15	35,000	38,082

		380,637

HEALTH CARE: 1.3%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,095
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,893
McKesson Corp., 6.000%, 03/01/41	11,000	13,941

		73,929

INDUSTRIALS: 1.3%
GATX Corp., 9.000%, 11/15/13	29,858	33,763
Owens Corning, Inc., 6.500%, 12/01/16	20,000	21,598
Verisk Analytics, Inc., 5.800%, 05/01/21	17,000	19,121

		74,482

INFORMATION TECHNOLOGY: 1.5%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	49,219
Fiserv, Inc., 3.125%, 06/15/16	15,000	15,197
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	25,172

		89,588

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
MATERIALS: 0.3%
Domtar Corp., 9.500%, 08/01/16	$17,000	$20,230

TELECOMMUNICATION SERVICES: 0.2%
Qwest Corp., 6.750%, 12/01/21 (b)	11,000	10,780

UTILITIES: 0.0%
American Water Capital Corp., 6.085%, 10/15/17 (b)	25,000	29,340
CMS Energy Corp., 4.250%, 09/30/15 (b)	22,000	21,755

		51,095

TOTAL CORPORATE BONDS (Cost $896,508)		947,481

U.S. GOVERNMENT AGENCY BONDS: 2.9%
FREDDIE MAC (AGENCY): 2.1%
3.750%, 03/27/19	108,000	122,210

FANNIE MAE (AGENCY): 0.8%
1.250%, 08/20/13	17,000	17,253
4.125%, 04/15/14	10,000	10,894
5.375%, 07/15/16	15,000	17,929

		46,076

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $158,421)		168,286

GOVERNMENT BONDS: 1.1%
AID-Egypt, 4.450%, 09/15/15	35,000	39,608
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,826

TOTAL GOVERNMENT BONDS (Cost $63,232)		65,434

U.S. TREASURY NOTES: 11.2%
2.000%, 04/15/12 (TIPS)	28,946	29,220
0.625%, 04/15/13 (TIPS)	7,482	7,622
1.125%, 06/15/13	65,000	65,947
1.875%, 07/15/13 (TIPS)	50,432	52,819
0.125%, 08/31/13	62,000	61,857
2.000%, 07/15/14 (TIPS)	50,337	54,187
1.625%, 01/15/15 (TIPS)	39,044	42,039

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
0.500%, 04/15/15 (TIPS)	$8,340	$8,683
1.625%, 01/15/18 (TIPS)	10,784	12,074
1.375%, 07/15/18 (TIPS)	91,146	101,072
1.375%, 01/15/20 (TIPS)	22,984	25,603
2.125%, 08/15/21	63,000	64,122
2.375%, 01/15/25 (TIPS)	35,955	44,458
2.375%, 01/15/27 (TIPS)	11,203	14,022
1.750%, 01/15/28 (TIPS)	26,959	31,264
3.375%, 04/15/32 (TIPS)	19,091	28,199

TOTAL U.S. TREASURY NOTES (Cost $604,639)		643,188

MORTGAGE-BACKED SECURITIES: 19.2%
U.S. GOVERNMENT MORTGAGE-BACKED: 15.9%
GINNIE MAE (MORTGAGE BACKED): 9.5%
4.175%, 01/16/38	75,000	80,098
4.500%, 01/15/40	107,190	116,673
4.500%, 08/20/41	331,187	354,991

		551,762

FREDDIE MAC (MORTGAGE BACKED): 6.0%
5.000%, 07/15/37	81,462	89,562
5.000%, 06/01/39	64,461	69,245
4.500%, 07/01/39	58,943	62,451
4.500%, 11/01/39	49,145	52,069
4.500%, 09/01/40	65,081	68,965

		342,292

FANNIE MAE (MORTGAGE BACKED): 0.4%
6.040%, 07/01/13	23,558	23,972

SMALL BUSINESS ADMINISTRATION: 1.2%
0.600%, 07/25/20	19,359	19,320
5.490%, 03/01/28	47,303	52,616

		71,936

COMMERCIAL MORTGAGE-BACKED: 2.1%
CS First Boston Mortgage Securities Co., 5.120%, 08/15/38	13,787	13,949
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	47,160
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	12,837	13,120
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,043
LB-UBS Commercial Mortgage Trust, 4.647%, 07/15/30	15,023	15,108

		124,380

ESG Managers™ Conservative Portfolio	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,086,975)		$1,114,342

TOTAL BONDS (Cost $2,809,775)		2,938,731

State Street Repo, 0.010%, 10/03/11
(collateralized by Freddie Mac, 0.900%, due 09/12/14, principal amount $250,000; market value $250,368)
(collateralized by United States Treasury Note, 1.750%, due 01/31/14, principal amount $110,000; market value $113,850)

	$349,000	349,000

TOTAL REPURCHASE AGREEMENT (Cost $349,000)
TOTAL INVESTMENTS: 101.6% (Cost $5,879,081)		5,881,066
Other assets and liabilities - (Net):- 1.6%		(94,500)

Net Assets: 100.0%		$5,786,566

(a)	Non income producing security.
(b)	Institutional Class shares
(c)	Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2011, the Trust offered eleven investment funds.

These schedules of investments relate only to the ESG Managers Aggressive Growth Portfolio (“Aggressive Growth”), ESG Managers Growth Portfolio (“Growth”), ESG Managers Moderate Portfolio (“Moderate”), and ESG Managers Conservative Portfolio (“Conservative”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same investments.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is, determined; and changes in overall market conditions. At September 30, 2011, the Moderate and Conservative Portfolios each held one security fair valued at $124,120 and $354,991, respectively, representing 1.47% and 6.13%, respectively, of the Funds’ net asset values.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The net asset value per share (“NAV”) of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2. Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2011:

	Level One	Level Two	Level Three	Totals
Aggressive Growth
Common Stocks-Domestic	$2,930,003	$—	$—	$2,930,003
Common Stocks-Foreign	473,923	148,608	—	622,531
Preferred Stocks	978	1,914	—	2,892
Affiliated Investment Companies	1,066,540	—	—	1,066,540
Unaffiliated Investment Companies	221,589	—	—	221,589
Cash Equivalents	—	410,000	—	410,000
Total	$4,693,033	$560,522	$—	$5,253,555

Growth
Common Stocks-Domestic	$4,201,679	$—	$—	$4,201,679
Common Stocks-Foreign	671,711	200,797	—	872,508
Preferred Stocks	1,350	2,765	—	4,115
Affiliated Investment Companies	1,977,487	—	—	1,977,487
Unaffiliated Investment Companies	807,219	—	—	807,219
Corporate Bonds	—	265,928	—	265,928
U.S. Govt Agency Bonds	—	61,238	—	61,238
Govt Bonds	—	21,648	—	21,648
U.S. Treasury Notes	—	394,377	—	394,377
Mortgage-Backed Securities	—	220,857	—	220,857
Cash Equivalents	—	677,000	—	677,000
Total	$7,659,446	$1,844,610	$—	$9,504,056

Moderate
Common Stocks-Domestic	$2,811,843	$—	$—	$2,811,843
Common Stocks-Foreign	451,376	160,128	—	611,504
Preferred Stocks	1,086	2,233	—	3,319
Affiliated Investment Companies	1,132,209	—	—	1,132,209
Unaffiliated Investment Companies	810,100	—	—	810,100
Corporate Bonds	—	919,851	—	919,851
U.S. Govt Agency Bonds	—	190,963	—	190,963
Govt Bonds	—	65,435	—	65,435
Municipal Bonds	—	180,294	—	180,294
U.S. Treasury Notes	—	714,644	—	714,644
Mortgage-Backed Securities	—	614,654	124,120	738,774
Cash Equivalents	—	325,000	—	325,000
Total	$5,206,614	$3,173,202	$124,120	$8,503,936

Conservative
Common Stocks-Domestic	$1,114,776	$—	$—	$1,114,776
Common Stocks-Foreign	176,719	69,660	—	246,379
Preferred Stocks	404	798	—	1,202
Affiliated Investment Companies	651,394	—	—	651,394
Unaffiliated Investment Companies	579,584	—	—	579,584
Corporate Bonds	—	947,481	—	947,481
U.S. Govt Agency Bonds	—	168,286	—	168,286
Govt Bonds	—	65,434	—	65,434
U.S. Treasury Notes	—	643,188	—	643,188
Mortgage-Backed Securities	—	759,351	354,991	1,114,342
Cash Equivalents	—	349,000	—	349,000
Total	$2,522,877	$3,003,198	$354,991	$5,881,066

The Funds recognize transfers between Levels as of the end of the period. As of September 30, 2011, the Funds did not have significant transfers between valuation levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Growth	Moderate	Conservative
Mortgage-Backed Securities
Balance as of December 31, 2010	$53,416	$88,185	$—
Purchases	—	124,011	354,681
Sales	(53,217)	(87,300)	—
Accrued discounts (premiums)	—	—	(2)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(199)	(776)	312
Transfers into Level Three	—	—	—
Transfers out of Level Three	—	—	—

Balance as of September 30, 2011	$—	$124,120	$354,991

The change in unrealized gain/loss on Level 3 securities held at September 30, 2011, totaled gains of $109 and $312 in the Moderate and Conservative Portfolios, respectively, for the year-to-date period then ended.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2011 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds
Aggressive Growth	$3,487,652	$—	$2,353,848	$—
Growth	4,961,695	420,053	2,799,220	539,977
Moderate	3,687,275	930,227	2,134,396	1,134,772
Conservative	1,868,194	1,091,682	1,236,158	970,402

*	Excluding short-term investments and US Government bonds.

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At September 30, 2011, the Funds held the following investments in affiliated Pax World Funds:

Fund	Value at 9/30/2011	Purchases Cost	Sales Cost	Realized Gain (Loss)	Unrealized Gain (Loss)	Income Distributions
Aggressive Growth Portfolio
Pax World Balanced	$204,218	$207,309	$—	$—	$(3,090)	$—
Pax World International	328,396	106,972	360,264	(28,156)	(34,621)	8,317
Pax World Global Green	76,175	62,237	102,494	(11,265)	(7,426)	—
Pax World High Yield Bond	81,707	83,324	129,310	2,930	(452)	3,350
Pax MSCI EAFE ESG Index ETF	103,695	140,547	11,960	(2,095)	(22,797)	1,630
Pax MSCI North America ESG						—
Index ETF	272,349	327,283	29,072	(3,568)	(22,295)	507

Total	$1,066,540	$927,672	$633,100	$(42,154)	$(90,681)	$13,804
Growth Portfolio
Pax World Balanced	$121,482	$125,037	$—	$—	$(3,555)	$—
Pax World International	544,631	74,773	547,321	(40,903)	(74,665)	12,747
Pax World Global Green	106,645	2,923	66,130	(6,526)	(9,735)	—
Pax World High Yield Bond	820,752	152,590	—	—	(59,840)	49,005
Pax MSCI EAFE ESG Index ETF	23,444	263,301	—	—	(4,596)	66
Pax MSCI North America ESG
Index ETF	360,533	394,147	—	—	(33,614)	437

Total	$1,977,487	$1,012,771	$613,451	$(47,429)	$(186,005)	$62,255
Moderate Portfolio
Pax World Balanced	$43,397	$43,832	$—	$—	$(435)	$—
Pax World International	225,098	12,900	312,719	(2,341)	(28,502)	4,753
Pax World Global Green	108,537	71	41,000	(3,456)	(12,086)	—
Pax World High Yield Bond	303,656	66,534	88,250	(1,836)	(23,211)	23,368
Pax MSCI EAFE ESG Index ETF	79,968	91,850	—	—	(11,882)	349
Pax MSCI North America ESG
Index ETF	371,553	398,850	—	—	(27,297)	254

Total	$1,132,209	$614,037	$441,969	$(7,633)	$(103,413)	$28,724
Conservative Portfolio
Pax World Balanced	$151,831	$155,271	$—	$—	$(3,440)	$—
Pax World International	120,566	3,116	148,740	2,049	(13,821)	2,561
Pax World Global Green	64,476	1,560	—	—	(7,168)	—
Pax World High Yield Bond	266,068	43,331	—	—	(22,410)	17,095
Pax MSCI North America ESG
Index ETF	48,453	50,417	—	—	(1,964)	—

Total	$651,394	$253,695	$148,740	$2,049	$(48,803)	$19,656

Income distributions from affiliates are reinvested, with reinvestment amount included under Purchases Cost column above.

A “controlled affiliate” is a company in which a fund has ownership of at least 25% of the voting securities. At September 30, 2011, none of the Funds held 25% or more of an affiliated Pax World Fund.

The identified cost of investments owned at September 30, 2011 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2011 were as follows for the Funds:

	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Aggressive Growth	$5,532,722	$181,966	$461,133	$(279,167)
Growth	9,990,585	262,981	749,509	(486,528)
Moderate	8,701,958	302,170	500,192	(198,022)
Conservative	5,879,081	210,065	208,081	1,984

At September 30, 2011, the Aggressive Growth, Growth, Moderate and Conservative Portfolios had unrealized foreign currency losses of $487, $912, $585 and $397; respectively.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at September 30, 2011, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Funds will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Funds may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at September 30, 2011, the Funds did not directly hold any securities which were deemed illiquid.

Item 2.	Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 28, 2011

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 28, 2011